Revenue (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Revenue by Segment and Asset
Revenue by segment and asset

	2023	2022	2021
	US$M	US$M	US$M
Escondida	8,847	9,500	9,470
Pampa Norte	2,491	2,670	1,801
Copper South Australia 1	2,806	1,776	2,211
Third-party products	1,863	2,903	2,244
Other	20	–	–

Total Copper 2	16,027	16,849	15,726

Western Australia Iron Ore	24,678	30,632	34,337
Third-party products	21	19	18
Other	113	116	120

Total Iron Ore	24,812	30,767	34,475

BHP Mitsubishi Alliance	7,652	10,254	3,537
New South Wales Energy Coal	3,306	3,035	839
Other 3	–	2,260	778

Total Coal 4	10,958	15,549	5,154

Group and unallocated items 5	2,020	1,933	1,566
Inter-segment adjustment	–	–	–

Total revenue	53,817	65,098	56,921

1	Includes Olympic Dam as well as Prominent Hill and Carrapateena since acquisition on 2 May 2023 as part of the acquisition of OZ Minerals Ltd (OZL).

2
Total Copper revenue includes: copper US$14,902 million (2022: US$15,992 million; 2021: US$14,812 million) and other US$1,125 million (2022: US$857 million; 2021: US$914 million). Other consists of silver, zinc, molybdenum, uranium and gold.

3	Comparative periods include revenue related to BHP Mitsui Coal (BMC) divested in May 2022.

4	Total Coal revenue includes: metallurgical coal US$7,430 million (2022: US$11,990 million; 2021: US$4,260 million) and energy coal US$3,528 million (2022: US$3,559 million; 2021: US$894 million).

5	Group and unallocated items revenue includes: Nickel West US$2,009 million (2022: US$1,926 million; 2021: US$1,545 million) and other revenue US$11 million (2022: US$7 million; 2021: US$21 million).